Segmental Information	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segmental Information
SEGMENTAL INFORMATION

We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trade in physical and future LNG contracts, and are in the process of developing our first FLNG. Since the initial public offering ("IPO") of Golar Partners, we have become a project development company. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of September 30, 2016, we operate in the following three reportable segments:

•	Vessel operations – We operate and subsequently charter out LNG carriers and FSRUs on fixed terms to customers.

•
LNG trading – We provide physical and financial risk management in LNG and gas markets for customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

•	FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion is expected to be completed and delivered in 2017.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

FLNG meets the definition of an operating segment as the business is a distinguishable component of the business from which, once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker, and due to its nature is subject to risks and rewards different from the vessel operations segment or the LNG trading segment.

	Nine months ended				Nine months ended
(in thousands of $)	September 30, 2016				September 30, 2015
					Restated			Restated
	Vessel operations	LNG trading	FLNG	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	37,798	—	—	37,798	70,009	—	—	70,009
Time charter revenues - collaborative arrangement	10,494	—	—	10,494	—	—	—	—
Vessel and other management fees	8,902	—	—	8,902	9,671	—	—	9,671
Vessel and voyage operating expenses	(70,244)	—	—	(70,244)	(100,372)	—	—	(100,372)
Voyage and charterhire expenses - collaborative arrangement	(6,425)	—	—	(6,425)	—	—	—	—
Administrative expenses	(28,841)	—	(2,232)	(31,073)	(20,100)	—	(3,405)	(23,505)
Depreciation and amortization	(56,146)	—	—	(56,146)	(54,191)	—	—	(54,191)
Impairment of long-term assets	(1,706)	—	—	(1,706)	—	—	—	—
Other operating gains and losses (LNG Trade)	—	16	—	16	—	—	—	—
Net loss on disposal of Golar Power	(12,184)	—	—	(12,184)	—	—	—	—
Gain on disposals to Golar Partners	—	—	—	—	103,539	—	—	103,539
Impairment of vessel held-for-sale	—	—	—	—	(1,032)	—	—	(1,032)
Loss on disposal of vessel held-for-sale	—	—	—	—	(5,824)	—	—	(5,824)
Net financial expenses *	(66,969)	—	—	(66,969)	(138,397)	—	—	(138,397)
Income taxes	1,039	—	—	1,039	2,563	—	—	2,563
Equity in net earnings of affiliates	10,118	—	—	10,118	42,140	—	—	42,140
Net (loss) income	(174,164)	16	(2,232)	(176,380)	(91,994)	—	(3,405)	(95,399)
Non-controlling interests	(18,775)	—	—	(18,775)	(8,138)	—	—	(8,138)
Net (loss) income attributable to Golar LNG Ltd	(192,939)	16	(2,232)	(195,155)	(100,132)	—	(3,405)	(103,537)
Total assets	3,161,928	—	1,017,027	4,178,955	3,473,236	—	543,803	4,017,039

* Included within this amount are out of period adjustments, which are discussed in note 2.

Revenues from external customers

During the nine months ended September 30, 2016, our vessels operated predominately within the Cool Pool, NFE Transport Partners LLC and under a charter with Nigeria LNG Ltd, which concluded in March 2016. During the nine months ended September 30, 2015, our vessels operated under time charters with four main charterers: Nigeria LNG Limited; a major Japanese trading company; a multinational oil and gas company; and a leading independent commodity trading and logistics house.

In time and voyage charters, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

For the nine months ended September 30, 2016 and 2015, revenues from the following counterparties accounted for over 10% of our time charter revenues:

(in thousands of $)	Nine months ended September 30,		Nine months ended September 30,
	2016		2015
The Cool Pool (1)	36,663	76%	—	—%
Nigeria LNG Ltd	5,849	12%	29,116	42%
NFE Transport Partners LLC	5,648	12%	—	—%
Major commodity trading company	—	—%	14,871	21%
Major Japanese trading company	—	—%	7,289	10%
Multinational oil and gas company	—	—%	6,963	10%

(1) The Cool Pool revenue of $36.7 million includes revenue that is disclosed as from "collaborative arrangements" of $10.5 million which is separately disclosed on the face of the statements of income, with the balance of $26.2 million derived from Golar vessels operating within the Cool Pool, and included within the caption "Time and voyage charter revenues" in the consolidated statements of income.

The above revenues exclude vessel and other management fees from Golar Partners (see note 17).